Intangible assets (Details 1) (Land use rights, USD $)	Jun. 30, 2013
Land use rights
Finite-Lived Intangible Assets [Line Items]
2014	$ 69,371
2015	69,371
2016	69,371
2017	69,371
2018	69,371
Thereafter	1,520,331
Total	$ 1,867,186